Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable	$ 1,780,977	$ 1,763,330
Due within one year [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable	525,720	521,445
Due after 1 year but within 2 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable	385,118	373,304
Due after 2 years but within 3 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable	260,002	245,667
Due after 3 years but within 4 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable	166,416	161,492
Due after 4 years but within 5 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable	116,650	110,743
Due after 5 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable	327,071	350,679
Unearned Income [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(171,870)	(174,748)
Net lease receivable	171,870	174,748
Unearned Income [Member] | Due within one year [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(53,312)	(52,438)
Net lease receivable	53,312	52,438
Unearned Income [Member] | Due after 1 year but within 2 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(38,653)	(37,958)
Net lease receivable	38,653	37,958
Unearned Income [Member] | Due after 2 years but within 3 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(25,228)	(25,084)
Net lease receivable	25,228	25,084
Unearned Income [Member] | Due after 3 years but within 4 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(17,015)	(17,433)
Net lease receivable	17,015	17,433
Unearned Income [Member] | Due after 4 years but within 5 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(12,038)	(12,841)
Net lease receivable	12,038	12,841
Unearned Income [Member] | Due after 5 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(25,624)	(28,994)
Net lease receivable	25,624	28,994
Net lease Receivable [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(1,609,107)	(1,588,582)
Net lease receivable	1,609,107	1,588,582
Net lease Receivable [Member] | Due within one year [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(472,408)	(469,007)
Net lease receivable	472,408	469,007
Net lease Receivable [Member] | Due after 1 year but within 2 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(346,465)	(335,346)
Net lease receivable	346,465	335,346
Net lease Receivable [Member] | Due after 2 years but within 3 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(234,774)	(220,583)
Net lease receivable	234,774	220,583
Net lease Receivable [Member] | Due after 3 years but within 4 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(149,401)	(144,059)
Net lease receivable	149,401	144,059
Net lease Receivable [Member] | Due after 4 years but within 5 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(104,612)	(97,902)
Net lease receivable	104,612	97,902
Net lease Receivable [Member] | Due after 5 years [Member]
Loans to Customers at amortized cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Unearned income	(301,447)	(321,685)
Net lease receivable	$ 301,447	$ 321,685